Document and Entity Information	Jul. 18, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001827087
Document Type	8-K
Document Period End Date	Jul. 18, 2024
Entity Incorporation State Country Code	DE
Entity File Number	001-41200
Entity Tax Identification Number	85-1880494
Entity Registrant Name	Vigil Neuroscience, Inc.
Entity Address, Address Line One	Vigil Neuroscience
Entity Address, Address Line Two	100 Forge Rd
Entity Address, Address Line Three	Suite 700
Entity Address, City or Town	Watertown
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02472
City Area Code	(857)
Local Phone Number	254-4445
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	VIGL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false